Fair Value of Financial Instruments (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Beginning balance	$ 618,000	$ 408,000
Increase in contingent consideration liability	112,600	521,200
Payments	(372,600)	(311,200)
Ending balance	$ 358,000	$ 618,000